Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 3,967,882	$ 3,173,703	$ 3,969,498
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Loss on disposals of property and equipment	12,196	43,633	52,726
(Recovery of) Provision for credit loss	(277,751)	108,403	(87,639)
Amortization of right-of-use assets and interest of lease liabilities	2,413	12,251	40,060
Loss on disposal on subsidiaries	852,040
Depreciation for property and equipment	489,390	390,341	551,062
Deferred income tax (benefits) expense	74,783	(5,670)	21,910
Changes in operating assets and liabilities
Accounts receivable	10,280,279	(2,000,881)	(5,703,775)
Prepayments	(31,558,873)	(5,247,011)	981,526
Other receivables	1,587,506	(1,922,942)	(1,030,603)
Deposits	(612,963)	52,948	(29,657)
Accounts payable	(323,369)	(635,621)	259,722
Operating lease liabilities		(11,551)	(39,206)
Amount due to related parties		(2,689)
Other payables and accrued liabilities	229,447	100,015	(7,481)
Receipt in advance	3,803,375
Tax payables	1,927,430	1,987,192	1,955,346
Net cash provided by (used in) operating activities	(9,546,215)	(3,957,879)	933,489
Cash flows from investing activities:
Purchases of equipment	(4,478,728)	(4,303)	(12,150)
Loss of disposal of subsidiaries	(48,513)
Loans to third parties	(4,867,880)	(1,036,823)
Collection from loans to related parties		2,012,719
Proceeds from disposal of equipment	4,942	24,186	6,638
Net cash (used in) provided by investing activities	(9,390,179)	995,779	(5,512)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	8,000,000	2,807,232	3,423,294
Repayment of short-term bank borrowings	(2,949,566)	(2,545,021)	(2,937,480)
Proceeds from short-term borrowings from guarantor		251,484
Proceeds from long-term bank borrowings	2,805,167
Repayment of long-term bank borrowings			(91,021)
Loans from other financial institution	938,524	326,188	1,384,466
Repayments of loans from other financial institutions	(545,085)	(774,492)	(589,470)
Receive investment funds	6,449,265
Advanced from related parties	7,815,352	4,772,348	263,976
Repayments to related parties	(2,288,240)	(1,791,509)	(2,390,802)
Net cash provided by (used in) financing activities	20,225,417	3,046,230	(937,037)
Effect of exchange rate change on cash	(54,682)	(80)	(2,879)
Net decrease in cash and restricted cash	1,234,341	84,050	(11,939)
Cash and restricted cash at beginning of the year	173,781	89,731	101,670
Cash and restricted cash at end of the year	1,408,122	173,781	89,731
Supplemental disclosure of cash flow information:
Interest paid	263,349	182,892	154,047
Income tax paid	169,698	66,793	27,461
Supplemental non-cash investing and financing information:
Proceeds from disposal of revenue equipment collected by a related party	26,052	6,927	32,767
Purchase of revenue equipment paid by a related party	20,438	123,872	45,957
Offset between a related party and receipt in advance	796,226
Offset between amounts due from related parties and amounts due to related parties	9,600	1,723,255	1,129,080
Offset between related parties and prepayment to suppliers	7,832,742	2,784,171
Proceeds from disposal of subsidiaries	1,379,000
Borrowings from a related party to pay deferred offering cost	9,604	67,368	109,617
Offset between prepayment and receipts in advance	2,985,010
Reconciliation to amounts on consolidated balance sheets:
Cash	1,404,626	170,431	86,287
Restricted cash	3,496	3,350	3,444
Total	$ 1,408,122	$ 173,781	$ 89,731